Note 13 - Commitments and Contingencies	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]
13.
Commitments and Contingencies:

(a) Time charters:
As at
December 31, 2020,
the Company has entered into time charter arrangements for all of its vessels in operation, including the two
newbuilds under construction and
one
secondhand vessel that the Company had agreed to acquire on
October 2, 2020 (
Note
6
), with international liner operators. These arrangements as at
December 31, 2020,
have remaining terms of up to
123
months. At
December 31, 2020,
future minimum contractual charter revenues assuming
365
revenue days per annum per vessel and the earliest redelivery dates possible, based on vessels' committed, non-cancellable, time charter contracts, are as follows:

Year ending December 31,	Amount
2021	$420,794
2022	334,921
2023	315,996
2024	315,995
2025	256,702
2026 and thereafter	375,881
Total	$2,020,289

(b) Capital Commitments:
Capital commitments of the Company as at
December 31, 2020
were
$41,086
in the aggregate, consisting of payments through the Company's equity (i) upon each vessel's delivery from the shipyard in relation to the two
remaining vessels under construction discussed in Note
6,
while approximately
$0.2
billion in total is financed through a financial institution (Note
10.B
) and (ii) in relation to
the aggregate balance amount payable for the acquisition cost of
three
secondhand vessels (Note
21
(e)).

(c)
Debt guarantees with respect to entities formed under the Framework Deed:
Costamare agreed to guarantee
100%
of the debt of Ainsley Maritime Co., Ambrose Maritime Co., Kemp Maritime Co., Hyde Maritime Co. and Skerrett Maritime Co., which were formed under the Framework Deed and are the owners of
Cape Kortia
,
Cape Sounio
,
Cape Akritas
,
Cape Tainaro
and
Cape Artemisio,
respectively. As at
December 31, 2020,
Costamare has guaranteed
$60,214
of the debt relating to Ainsley Maritime Co.,
$63,975
of the debt relating to Ambrose Maritime Co.,
$61,250
of the debt relating to Kemp Maritime Co.,
$60,667
of the debt relating to Hyde Maritime Co. and
$61,750
of the debt relating to Skerrett Maritime Co. (Note
9
). As security for providing the guarantee, in the event that Costamare is required to pay under any guarantee, Costamare is entitled to acquire all of the shares in the entities for whose benefit the guarantee has been issued that it does not
already own for nominal consideration.

(d) Other:
Various claims, suits, and complaints, including those involving government regulations, arise in the ordinary course of the shipping business. In addition, losses may
arise from disputes with charterers, agents, insurance and other claims with suppliers relating to the income of the Company's vessels. Currently, management is not
aware of any such claims
not
covered by insurance or contingent liabilities, which should be disclosed, or for which a provision has not
been established in the accompanying consolidated financial statements.
The Company accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. Currently, management is not
aware of any such claims or contingent liabilities
not
covered by insurance which should be disclosed or for which a provision should be established in the accompanying consolidated financial statements.

The Company is covered for liabilities associated with the vessels' operations up to the customary limits provided by the Protection and Indemnity (“P&I”) Clubs, members of the International Group of P&I Clubs.